INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
Schedule of intangible assets

			Marketing
		Capitalized	rights for a
	Computer	development	medical
	software	cost	product	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2019	$769	$806	$375	$1,950
Additions	106	150	—	256
Balance as of December 31, 2019	875	956	375	2,206

Accumulated amortization:
Balance as of January 1, 2019	716	561	375	1,652
Amortization for the year	41	118	—	159
Balance as of December 31, 2019	757	679	375	1,811

Amortized balance as of December 31, 2019	$118	$277	$—	$395

Cost:
Balance as of January 1, 2018	$746	$716	$375	$1,837
Additions	23	90	—	113
Balance as of December 31, 2018	769	806	375	1,950

Accumulated amortization:
Balance as of January 1, 2018	678	507	375	1,560
Amortization for the year	38	54	—	92
Balance as of December 31, 2018	716	561	375	1,652

Amortized balance as of December 31, 2018	$53	$245	$—	$298